Deferred Charges, net	12 Months Ended
Dec. 31, 2025
Deferred Charges, net [Abstract]
Deferred Charges, net
5.	Deferred Charges, net:

The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$3,231,461
Additions	1,556,902
Amortization	(1,363,517)
Transfer to Assets held for sale (Note 7(c))	(460,930)
Disposals	(758,372)
Balance December 31, 2024	$2,205,544
Additions	5,261,785
Amortization	(1,400,875)
Balance December 31, 2025	$6,066,454

During the years ended December 31, 2024 and 2025, one of the Company’s dry bulk carrier vessels (the M/V Magic Mars) and four of the Company’s dry bulk carrier vessels (the M/V Magic P, M/V Magic Ariel, M/V Magic Starlight and M/V Magic Celeste) concluded scheduled dry-docking repairs, respectively.